Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Securities pledged as collateral	$ 24,370,760	$ 25,424,309
Securities sold under agreements to repurchase	13,705,583	6,784,967
Gross realized gains on sales of available-for-sale securities	1,158,693	281,810
Gross realized losses on sales of available-for-sale securities	158	0
Net realized gains, tax provision	393,902	95,815
Debt securities, fair value	$ 23,955,743	$ 9,260,036
Percentage of available-for-sale investment portfolio	21.00%	9.00%